Transactions with Related Parties - Summary of Non-Consolidated Pool Subsidiaries Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Revenues	$ 15,151,822	$ 16,443,808
Net (loss)/income	(19,758,486)	1,870,881
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Revenues	194,960,271	385,073,104
Costs and expenses	88,214,133	$ 144,193,662
Current and total assets	76,945,934		$ 114,193,010
Current and total liabilities	$ 76,945,734		$ 114,192,810